Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2014
Common stock, par value (in Dollars per share)	$ 0.01
Common stock, shares authorized	550,000,000
Common stock, shares issued	106,721,483
Common stock, shares outstanding	0